Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 18,818	$ 21,856
Reserves and accruals	2,804	1,365
Organizational and start-up costs	516	529
Credits & California incentives	216	254
Gross deferred tax asset	22,354	24,004
Valuation allowance	(22,338)	(23,939)
Net deferred tax assets	16	65
Deferred tax liability
Depreciation and amortization	(16)	(65)
Net deferred tax liability	$ (16)	$ (65)